Right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 85,265	$ 74,818
Cost, beginning	157,708	111,562
Accumulated amortization, beginning	(72,443)	(36,744)
New contracts	50,011	64,955
Disposals and write-offs		(5,348)
Renegotiation of contracts	7,919
Amortization	(43,972)	(36,189)
Remeasurement	4,285	144
Foreign exchange effect	3,565	(13,115)
Effect of new subsidiary acquisition	3,094
Balance at the end of the year	110,167	85,265
Cost, ending	213,794	157,708
Accumulated amortization, ending	(103,627)	(72,443)
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	21,505
Cost, beginning	24,592
Accumulated amortization, beginning	(3,087)
New contracts	66
Renegotiation of contracts	3,293
Amortization	(2,301)
Remeasurement	(390)
Foreign exchange effect	(1,629)
Effect of new subsidiary acquisition	3,094
Balance at the end of the year	23,638	21,505
Cost, ending	36,673	24,592
Accumulated amortization, ending	$ (13,035)	(3,087)
Average annual amortization rates %	31.00%
Machinery Equipment And Facilities [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 58,559
Cost, beginning	119,566
Accumulated amortization, beginning	(61,007)
New contracts	43,783
Renegotiation of contracts	(51)
Amortization	(36,410)
Remeasurement	1,103
Foreign exchange effect	4,563
Balance at the end of the year	71,547	58,559
Cost, ending	155,940	119,566
Accumulated amortization, ending	$ (84,393)	(61,007)
Average annual amortization rates %	33.00%
I T Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 346
Cost, beginning	910
Accumulated amortization, beginning	(564)
New contracts	766
Renegotiation of contracts	3,515
Amortization	(270)
Remeasurement	181
Foreign exchange effect	38
Balance at the end of the year	4,576	346
Cost, ending	4,976	910
Accumulated amortization, ending	$ (400)	(564)
Average annual amortization rates %	33.00%
Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 4,855
Cost, beginning	12,640
Accumulated amortization, beginning	(7,785)
New contracts	5,396
Renegotiation of contracts	1,162
Amortization	(4,991)
Remeasurement	3,391
Foreign exchange effect	593
Balance at the end of the year	10,406	4,855
Cost, ending	16,205	12,640
Accumulated amortization, ending	$ (5,799)	$ (7,785)
Average annual amortization rates %	33.00%